Selling, General And Administrative Expenses (Schedule Of Selling General And Administrative Expenses ) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 employee		Dec. 31, 2011 employee		Dec. 31, 2010 employee		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Selling, General And Administrative Expenses [Line Items]
Persons in employment	159		153		356
Personnel expenses	$ 44,645,000	[1],[2]	$ 52,262,000	[1],[2]	$ 39,708,000	[1],[2]
Travel expenses	7,098,000		5,862,000		5,130,000
Professional services	17,906,000		13,159,000		13,752,000
Office expenses	3,506,000		3,943,000		4,067,000
Directors expenses	4,786,000		5,582,000		4,789,000
Aircraft management fee	641,000	[3]	26,841,000	[3]	6,395,000	[3]
Mark-to-market on derivative instruments and foreign currency results	(2,914,000)		2,811,000		(1,651,000)
Other expenses	7,741,000		10,286,000		8,437,000
Total selling, general and administrative expenses	83,409,000	[4]	120,746,000	[4]	80,627,000	[4],[5]	76,628,000	85,630,000	79,598,000
Share-based compensation	7,100,000		6,200,000		2,900,000
Termination and severance payments			5,151,000
Genesis Lease Limited [Member]
Selling, General And Administrative Expenses [Line Items]
One-off charge related to buy-out of servicing rights			$ 24,500,000

[1]	Includes share-based compensation of $2,875, $6,159 and $7,128 in the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	Includes termination and severance payments of $5,151 in the year ended December 31, 2011.
[3]	Includes a charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.
[4]	Includes share based compensation of $2.9 million ($2.5 million, net of tax), $6.2 million ($5.4 million, net of tax) and $7.1 million ($6.3 million, net of tax) in the years ended December 31, 2010, 2011 and 2012 respectively.
[5]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.